CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Equity Incentive Plan (Details) - 2016 Equity Incentive Plan	6 Months Ended
Jul. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares reserved for issuance	4,000,000
Options
Share-based Compensation Arrangement by Share-based Payment Award
Expiration period	10 years
Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	2 years
Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	4 years